T. ROWE PRICE Global Value Equity Fund
July 31, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA 0.5%
Common Stocks 0.5%
Northern Star Resources  90,975 904
Total Australia (Cost $1,050) 904
BELGIUM 0.6%
Common Stocks 0.6%
Syensqo  12,078 957
Total Belgium (Cost $945) 957
BRAZIL 1.1%
Common Stocks 1.1%
Banco do Brasil  303,901 1,073
Localiza Rent a Car  114,529 706
Total Brazil (Cost $2,262) 1,779
CANADA 5.1%
Common Stocks 5.1%
Fairfax Financial Holdings  1,096 1,938
Franco-Nevada  11,034 1,758
GFL Environmental  37,381 1,883
Toronto-Dominion Bank  15,158 1,104
Wheaton Precious Metals (USD)  18,545 1,697
Total Canada (Cost $5,194) 8,380
CHINA 1.9%
Common Stocks 1.9%
Alibaba Group Holding (HKD)  98,640 1,483
Tencent Holdings (HKD)  22,900 1,603
Total China (Cost $2,807) 3,086
FRANCE 6.2%
Common Stocks 6.2%
Airbus  10,677 2,147

T. ROWE PRICE Global Value Equity Fund

Shares $ Value
(Cost and value in $000s)
Cie de Saint-Gobain  11,069 1,270
Orange  105,220 1,600
Sanofi  19,359 1,738
Societe Generale  22,940 1,464
TotalEnergies  34,459 2,049
Total France (Cost $8,587) 10,268
GERMANY 3.7%
Common Stocks 3.7%
Continental  15,435 1,318
Daimler Truck Holding  23,423 1,140
Muenchener Rueckversicherungs-Gesellschaft  2,972 1,946
Siemens  6,786 1,728
Total Germany (Cost $4,250) 6,132
HONG KONG 0.8%
Common Stocks 0.8%
Futu Holdings, ADR (USD)  8,193 1,259
Total Hong Kong (Cost $730) 1,259
ITALY 0.5%
Common Stocks 0.5%
Stellantis  91,368 804
Total Italy (Cost $885) 804
JAPAN 7.2%
Common Stocks 7.2%
Hikari Tsushin  4,400 1,183
Ibiden  31,200 1,320
ITOCHU  24,900 1,306
KDDI  94,900 1,557
Lasertec  6,000 605
Nextage  63,500 788
Nippon Sanso Holdings  32,600 1,154
Open House Group  17,100 756
Seven & i Holdings  74,600 984
SUMCO (1) 122,500 958

T. ROWE PRICE Global Value Equity Fund

Shares $ Value
(Cost and value in $000s)
Taiyo Yuden (1) 66,600 1,244
Total Japan (Cost $10,354) 11,855
NETHERLANDS 2.4%
Common Stocks 2.4%
ABN AMRO Bank, CVA  39,813 1,151
AerCap Holdings (USD)  10,216 1,096
Coca-Cola Europacific Partners (USD)  17,336 1,680
Total Netherlands (Cost $3,535) 3,927
POLAND 0.4%
Common Stocks 0.4%
Bank Polska Kasa Opieki  12,300 668
Total Poland (Cost $666) 668
SOUTH AFRICA 0.6%
Common Stocks 0.6%
Valterra Platinum (GBP) (2) 21,373 954
Total South Africa (Cost $906) 954
SOUTH KOREA 1.1%
Common Stocks 1.1%
Samsung Electronics  35,381 1,803
Total South Korea (Cost $1,526) 1,803
SPAIN 0.9%
Common Stocks 0.9%
Banco Santander  180,570 1,551
Total Spain (Cost $1,452) 1,551
SWEDEN 0.6%
Common Stocks 0.6%
Boliden (2) 30,946 947
Total Sweden (Cost $906) 947

T. ROWE PRICE Global Value Equity Fund

Shares $ Value
(Cost and value in $000s)
SWITZERLAND 0.4%
Common Stocks 0.4%
Barry Callebaut  585 713
Total Switzerland (Cost $715) 713
TAIWAN 1.3%
Common Stocks 1.3%
Taiwan Semiconductor Manufacturing, ADR (USD)  8,903 2,151
Total Taiwan (Cost $1,107) 2,151
UNITED KINGDOM 5.4%
Common Stocks 5.4%
Admiral Group  33,617 1,515
AstraZeneca  15,851 2,313
BT Group  560,948 1,532
Standard Chartered  105,709 1,895
Unilever  30,274 1,756
Total United Kingdom (Cost $6,986) 9,011
UNITED STATES 56.9%
Common Stocks 56.9%
AbbVie  14,647 2,769
Advanced Micro Devices (2) 8,770 1,546
AGCO  11,170 1,318
Airbnb, Class A (2) 7,650 1,013
Allstate  8,154 1,657
Alphabet, Class C  13,247 2,555
Apollo Global Management  11,538 1,677
Atmus Filtration Technologies  24,837 966
AutoZone (2) 547 2,061
Ball  27,960 1,601
Berkshire Hathaway, Class B (2) 5,508 2,599
Broadcom  9,691 2,846
Cencora  8,612 2,464
Charles Schwab  24,644 2,408
Chubb  7,070 1,881
Citigroup  25,461 2,386

T. ROWE PRICE Global Value Equity Fund

Shares $ Value
(Cost and value in $000s)
Coeur Mining (2) 111,393 968
Coinbase Global, Class A (2) 3,734 1,411
Constellation Energy  3,453 1,201
Corebridge Financial  35,548 1,264
Corning  23,171 1,465
Corpay (2) 4,456 1,439
Deere  4,021 2,108
Diamondback Energy  7,771 1,155
Docusign (2) 17,289 1,308
Dominion Energy  28,140 1,645
Estee Lauder, Class A  12,910 1,205
Exxon Mobil  22,810 2,546
First Advantage (2) 39,430 682
Galaxy Digital, Class A (CAD) (2) 44,612 1,265
General Electric  7,277 1,973
Gilead Sciences  21,650 2,431
JPMorgan Chase  11,540 3,419
Kenvue  92,415 1,981
Keurig Dr Pepper  49,032 1,601
L3Harris Technologies  7,180 1,973
ManpowerGroup  16,010 660
Marvell Technology  18,498 1,487
Meta Platforms, Class A  4,040 3,125
Micron Technology  12,754 1,392
Microsoft  5,134 2,739
MKS  9,234 879
NIKE, Class B  16,610 1,241
Norfolk Southern  5,912 1,644
Reliance  4,261 1,236
RenaissanceRe Holdings  6,448 1,572
Salesforce  5,840 1,509
Smurfit WestRock  32,249 1,431
SS&C Technologies Holdings  16,038 1,371
T-Mobile U.S.  11,052 2,635
TechnipFMC  38,583 1,403
Tenet Healthcare (2) 9,290 1,498
Walmart  22,143 2,170
Western Alliance Bancorp  15,945 1,237
Total United States (Cost $69,314) 94,016

T. ROWE PRICE Global Value Equity Fund

Shares $ Value
(Cost and value in $000s)
VIETNAM 1.3%
Common Stocks 1.3%
FPT  330,929 1,310
Hoa Phat Group (2) 831,092 789
Total Vietnam (Cost $1,629) 2,099
SHORT-TERM INVESTMENTS 1.7%
Money Market Funds 1.7%
T. Rowe Price Government Reserve Fund, 4.36% (3)(4) 2,822,359 2,822
Total Short-Term Investments (Cost $2,822) 2,822
SECURITIES LENDING COLLATERAL 1.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 1.3%
Money Market Funds 1.3%
T. Rowe Price Government Reserve Fund, 4.36% (3)(4) 2,223,686 2,224
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 2,224
Total Securities Lending Collateral (Cost $2,224) 2,224
Total Investments in Securities  101.9%
(Cost $130,852) $ 168,310
Other Assets Less Liabilities (1.9)% (3,058)
Net Assets 100.0% $ 165,252
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) All or a portion of this security is on loan at July 31, 2025.
(2) Non-income producing
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
CAD Canadian Dollar
CVA Dutch Certificate (Certificaten Van Aandelen)
GBP British Pound
HKD Hong Kong Dollar

T. ROWE PRICE Global Value Equity Fund

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JPY Japanese Yen
USD U.S. Dollar

T. ROWE PRICE Global Value Equity Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 8/15/25 JPY 57,700 USD 402 $ (19)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (19)

T. ROWE PRICE Global Value Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.36% $ — $ — $ 118++
Totals $ —# $ — $ 118+
Supplementary Investment Schedule
Affiliate
Value
10/31/24
Purchase
Cost
Sales
Cost
Value
7/31/25
T. Rowe Price Government
Reserve Fund, 4.36% $ 5,109  ¤  ¤ $ 5,046
Total $ 5,046^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $118 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $5,046.

T. ROWE PRICE Global Value Equity Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Global Value Equity Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Global Value Equity Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Global Value Equity Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Global Value Equity Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F1231-054Q3 07/25
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 100,634 $ 62,630 $ — $ 163,264
Short-Term Investments 2,822 — — 2,822
Securities Lending Collateral 2,224 — — 2,224
Total $ 105,680 $ 62,630 $ — $ 168,310
Liabilities
Forward Currency Exchange
Contracts $ — $ 19 $ — $ 19